Tax Liabilities - Summary of Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Tax Liabilities [Abstract]
Income tax payable	$ 20,280	$ 6,047
Other tax liabilities	520	5,648
Income tax perception	159	2,792
Digital services VAT withholding	341	2,555
Other Taxes	20	301
Total	$ 20,800	$ 11,695